Leases - Lease not yet commenced (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2024 CNY (¥)
Leases
Lessee, Operating Lease, Lease Not yet Commenced, Existence of Residual Value Guarantee [true false]	false
Operating lease not yet commenced
Leases
Lease contract entered into but not yet commenced	¥ 1,226